Derivative Financial Instruments and Risk Management Policies - Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Percentage of net debt plus commitments pegged to fixed interest rates for a period greater than one year	82.50%	88.60%
Percentage of net debt at floating rates or at fixed rates maturing in under one year	17.50%
Finance income (cost)	€ 1,789
Decrease in net financial results from prior year	€ 115
Increase in interest rate	1.00%
Decrease in interest rate	1.00%
Derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Sale of goods	€ 326	€ 349	€ 894
Derivative instruments | Colombia
Disclosure of financial instruments by type of interest rate [line items]
Sale of goods		€ 154